CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Commercial Mortgage-Backed Securities - Non-Agency 1.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cayman Islands 0.2%
AREIT Ltd.(a),(b)
Series 2024-CRE9 Class A
1-month Term SOFR + 1.686% Floor 1.687% 05/17/2041	5.837%	113,793	113,843
CONE Trust(a),(b)
Series 2024-DFW1 Class A
1-month Term SOFR + 1.642% Floor 1.642% 08/15/2041	6.005%	10,000	9,992
Total			123,835
United States 1.2%
AMSR Trust(a)
Subordinated Series 2022-SFR3 Class D
10/17/2039	4.000%	155,000	150,691
BFLD Mortgage Trust(a),(b)
Series 2024-VICT Class A
1-month Term SOFR + 1.890% Floor 1.890% 07/15/2041	6.040%	15,000	15,047
BX Trust(a),(b),(c)
Series 2025-OMG Class A
1-month Term SOFR + 1.350% 10/15/2027	5.500%	44,000	44,000
COMM Mortgage Trust(a),(b)
Series 2024-WCL1 Class A
1-month Term SOFR + 1.841% Floor 1.841% 06/15/2041	5.992%	30,000	29,964
DBGS(a),(b)
Series 2024-SBL Class A
1-month Term SOFR + 1.882% Floor 1.882% 08/15/2034	6.033%	100,000	100,312
DGWD Trust(a),(b)
Series 2025-INFL Class A
1-month Term SOFR + 1.600% Floor 1.600% 08/15/2035	5.750%	100,000	100,188
LBA Trust(a),(b)
Series 2024-BOLT Class A
1-month Term SOFR + 1.591% Floor 1.591% 06/15/2026	5.741%	70,000	70,088
New Residential Mortgage Loan Trust(a)
Subordinated CMO Series 2022-SFR2 Class D
09/04/2039	4.000%	155,000	150,420
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Subordinated Series 2022-SFR7 Class D
10/27/2039	5.500%		200,000	199,613
Total				860,323
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $960,895)				984,158

Corporate Bonds & Notes 0.7%

United States 0.7%
Cheniere Energy Partners LP
08/15/2034	5.750%		38,000	39,520
Citigroup, Inc.(d)
06/11/2035	5.449%		27,000	27,991
Diamondback Energy, Inc.
04/18/2034	5.400%		88,000	89,937
Goldman Sachs Group, Inc. (The)(d)
07/23/2035	5.330%		30,000	30,879
HCA, Inc.
04/01/2034	5.600%		38,000	39,459
09/15/2034	5.450%		45,000	46,136
Morgan Stanley(d)
07/19/2035	5.320%		33,000	34,010
Oracle Corp.
02/06/2033	4.900%		60,000	60,583
Vistra Operations Co. LLC(a)
04/15/2034	6.000%		55,000	57,971
Wells Fargo & Co.(d)
01/23/2035	5.499%		27,000	28,156
Total				454,642
Total Corporate Bonds & Notes (Cost $445,301)				454,642

Foreign Government Obligations(e),(f) 1.1%

Germany 0.2%
Bundesrepublik Deutschland Bundesanleihe(a)
08/15/2034	2.600%	EUR	95,000	111,262
08/15/2056	2.900%	EUR	49,000	53,295
Total				164,557
Japan 0.3%
Japan Government Thirty-Year Bond
12/20/2054	2.300%	JPY	14,200,000	81,776
03/20/2055	2.400%	JPY	21,850,000	128,601
Total				210,377

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2025 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.6%
Mexico Government International Bond
02/12/2034	3.500%		200,000	173,800
05/13/2037	6.875%		200,000	216,087
Total				389,887
Total Foreign Government Obligations (Cost $767,637)				764,821

Inflation-Indexed Bonds(e) 92.5%

Australia 0.9%
Australia Government Bond(a)
11/21/2027	0.750%	AUD	197,923	130,383
09/20/2030	2.500%	AUD	207,470	144,521
11/21/2032	0.250%	AUD	137,685	82,131
08/21/2035	2.000%	AUD	199,725	132,393
08/21/2040	1.250%	AUD	178,429	102,334
02/21/2050	1.000%	AUD	125,263	58,436
Total				650,198
Canada 1.6%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	187,758	140,629
12/01/2031	4.000%	CAD	207,518	176,076
12/01/2036	3.000%	CAD	192,132	161,408
12/01/2041	2.000%	CAD	200,159	153,504
12/01/2044	1.500%	CAD	221,103	156,208
12/01/2047	1.250%	CAD	193,936	129,109
12/01/2050	0.500%	CAD	222,038	121,680
12/01/2054	0.250%	CAD	41,322	20,257
Total				1,058,871
Denmark 0.2%
Denmark Inflation-Linked Government Bond(a)
11/15/2030	0.100%	DKK	878,468	132,981
Denmark Inflation-Linked Government Bond
11/15/2034	0.100%	DKK	283,962	40,950
Total				173,931
France 9.6%
France Government Bond OAT(a)
07/25/2027	1.850%	EUR	719,728	868,031
07/25/2029	3.400%	EUR	301,754	385,204
07/25/2030	0.700%	EUR	462,960	539,548
07/25/2032	3.150%	EUR	443,951	590,145
07/25/2047	0.100%	EUR	351,978	272,851
French Republic Government Bond OAT(a)
03/01/2028	0.100%	EUR	397,429	456,299
03/01/2029	0.100%	EUR	567,773	651,591
07/25/2031	0.100%	EUR	318,266	354,288
03/01/2032	0.100%	EUR	219,919	237,434
07/25/2034	0.600%	EUR	266,938	291,964
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
03/01/2036	0.100%	EUR	317,391	313,746
07/25/2036	0.100%	EUR	346,871	346,685
07/25/2038	0.100%	EUR	198,312	188,805
03/01/2039	0.550%	EUR	116,849	114,828
07/25/2040	1.800%	EUR	493,491	576,906
07/25/2043	0.950%	EUR	146,481	146,092
07/25/2053	0.100%	EUR	240,378	165,771
Total				6,500,188
Germany 1.9%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(a)
04/15/2030	0.500%	EUR	563,691	658,715
Deutsche Bundesrepublik Inflation-Linked Bond(a)
04/15/2033	0.100%	EUR	289,017	323,009
04/15/2046	0.100%	EUR	371,104	343,238
Total				1,324,962
Italy 6.4%
Italy Buoni Poliennali Del Tesoro(a)
05/15/2028	1.300%	EUR	418,795	498,199
05/15/2029	1.500%	EUR	430,863	515,878
09/15/2032	1.250%	EUR	447,080	525,109
05/15/2033	0.100%	EUR	447,045	473,670
09/15/2035	2.350%	EUR	406,261	512,076
05/15/2036	1.800%	EUR	254,185	296,843
05/15/2039	2.400%	EUR	142,862	173,564
09/15/2041	2.550%	EUR	508,569	636,103
05/15/2051	0.150%	EUR	166,004	115,690
05/15/2056	2.550%	EUR	66,222	77,114
Italy Buoni Poliennali Del Tesoro
05/15/2030	0.400%	EUR	453,020	517,739
Total				4,341,985
Japan 2.0%
Japanese Government CPI-Linked Bond
03/10/2027	0.100%	JPY	37,124,100	256,041
03/10/2028	0.100%	JPY	34,075,307	234,328
03/10/2029	0.100%	JPY	36,538,125	252,158
03/10/2030	0.200%	JPY	8,700,510	62,119
03/10/2031	0.005%	JPY	18,492,476	129,199
03/10/2032	0.005%	JPY	15,726,153	108,087
03/10/2033	0.005%	JPY	16,820,980	115,045
03/10/2034	0.005%	JPY	23,061,280	155,723
03/10/2035	0.005%	JPY	9,464,052	63,771
Total				1,376,471
New Zealand 0.5%
New Zealand Government Inflation-Linked Bond(a)
09/20/2030	3.000%	NZD	122,058	75,567
09/20/2035	2.500%	NZD	210,991	123,325
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2025 (Unaudited)
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	215,401	120,026
Total				318,918
Spain 3.1%
Spain Government Inflation-Linked Bond(a)
11/30/2027	0.650%	EUR	421,796	496,950
11/30/2030	1.000%	EUR	537,865	636,277
11/30/2033	0.700%	EUR	559,169	630,897
11/30/2036	1.150%	EUR	113,940	128,812
11/30/2039	2.050%	EUR	151,238	184,822
Total				2,077,758
Sweden 0.6%
Sweden Inflation-Linked Bond
12/01/2028	3.500%	SEK	2,056,020	235,830
Sweden Inflation-Linked Bond(a)
06/01/2030	0.125%	SEK	449,222	46,195
06/01/2032	0.125%	SEK	803,653	81,404
06/01/2039	0.125%	SEK	307,426	28,497
Total				391,926
United Kingdom 19.3%
United Kingdom Gilt Inflation-Linked Bond(a)
11/22/2027	1.250%	GBP	617,464	843,809
08/10/2028	0.125%	GBP	501,872	666,702
03/22/2029	0.125%	GBP	530,376	697,699
07/22/2030	4.125%	GBP	305,743	481,524
08/10/2031	0.125%	GBP	345,875	442,894
11/22/2032	1.250%	GBP	374,150	504,519
03/22/2034	0.750%	GBP	524,742	664,709
01/26/2035	2.000%	GBP	431,298	608,034
11/22/2037	1.125%	GBP	532,247	659,306
03/22/2039	0.125%	GBP	527,042	550,492
03/22/2040	0.625%	GBP	544,046	598,501
08/10/2041	0.125%	GBP	362,608	357,082
11/22/2042	0.625%	GBP	497,081	520,283
03/22/2044	0.125%	GBP	552,945	502,177
03/22/2046	0.125%	GBP	431,742	371,260
11/22/2047	0.750%	GBP	467,440	457,155
08/10/2048	0.125%	GBP	354,768	289,100
03/22/2050	0.500%	GBP	604,057	529,622
03/22/2051	0.125%	GBP	296,939	228,045
03/22/2052	0.250%	GBP	478,278	374,963
11/22/2055	1.250%	GBP	416,344	425,781
11/22/2056	0.125%	GBP	225,119	156,764
03/22/2058	0.125%	GBP	368,281	251,156
03/22/2062	0.375%	GBP	413,383	298,989
11/22/2065	0.125%	GBP	262,030	160,041
03/22/2068	0.125%	GBP	424,053	253,893
03/22/2073	0.125%	GBP	144,921	93,273
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom Inflation-Linked Gilt(a)
11/22/2033	0.750%	GBP	261,895	335,372
09/22/2035	1.125%	GBP	114,311	146,158
03/22/2045	0.625%	GBP	301,352	297,417
09/22/2049	1.875%	GBP	15,545	18,979
11/22/2054	1.250%	GBP	295,061	302,532
Total				13,088,231
United States 46.4%
U.S. Treasury Inflation-Indexed Bond
10/15/2026	0.125%		792,081	787,749
01/15/2027	0.375%		133,735	132,706
01/15/2027	2.375%		480,573	489,152
04/15/2027	0.125%		40,045	39,490
10/15/2027	1.625%		790,641	803,397
01/15/2028	0.500%		1,052,836	1,040,703
01/15/2028	1.750%		547,417	556,484
04/15/2028	1.250%		893,918	897,270
04/15/2028	3.625%		701,063	745,810
07/15/2028	0.750%		552,106	549,475
01/15/2029	0.875%		153,527	152,375
01/15/2029	2.500%		440,110	459,949
04/15/2029	2.125%		955,644	986,367
04/15/2029	3.875%		736,909	805,649
07/15/2029	0.250%		1,022,965	992,356
10/15/2029	1.625%		926,056	944,397
01/15/2030	0.125%		822,425	785,223
04/15/2030	1.625%		1,631,831	1,657,073
07/15/2030	0.125%		1,133,982	1,078,346
01/15/2031	0.125%		1,110,677	1,043,082
07/15/2031	0.125%		1,145,044	1,069,319
01/15/2032	0.125%		1,235,313	1,137,405
04/15/2032	3.375%		192,919	215,934
07/15/2032	0.625%		1,095,182	1,036,744
01/15/2033	1.125%		1,062,810	1,030,137
07/15/2033	1.375%		1,015,814	1,000,418
01/15/2034	1.750%		1,123,455	1,128,853
07/15/2034	1.875%		1,110,863	1,127,179
01/15/2035	2.125%		1,427,978	1,470,315
07/15/2035	1.875%		835,038	841,986
02/15/2040	2.125%		460,346	464,050
02/15/2041	2.125%		715,457	714,898
02/15/2042	0.750%		670,515	531,724
02/15/2043	0.625%		660,397	501,644
02/15/2044	1.375%		360,391	308,191
02/15/2045	0.750%		932,865	695,385
02/15/2046	1.000%		558,990	430,881
02/15/2047	0.875%		515,234	380,448
02/15/2048	1.000%		510,912	382,745
02/15/2049	1.000%		391,556	288,910
02/15/2050	0.250%		402,090	237,720
02/15/2051	0.125%		465,304	258,025
02/15/2052	0.125%		451,079	244,534
02/15/2053	1.500%		434,708	348,055
02/15/2054	2.125%		399,988	369,411

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2025 (Unaudited)
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2055	2.375%	337,841	330,041
Total			31,492,005
Total Inflation-Indexed Bonds (Cost $69,058,207)			62,795,444

Residential Mortgage-Backed Securities - Agency 4.9%

United States 4.9%
Federal Home Loan Mortgage Corp.
10/01/2054	5.500%	182,422	184,053
Federal National Mortgage Association
11/01/2054	3.500%	376,461	344,154
11/01/2054	5.000%	789,744	783,612
Freddie Mac REMICS(b)
CMO Series 2025-5482 Class FA
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.500% 12/25/2054	5.806%	304,886	307,382
Uniform Mortgage-Backed Security TBA(c)
10/14/2055	5.500%	1,661,000	1,674,683
Total			3,293,884
Total Residential Mortgage-Backed Securities - Agency (Cost $3,285,726)			3,293,884

Residential Mortgage-Backed Securities - Non-Agency 1.3%

United States 1.3%
ACRA Trust(a),(d)
CMO Series 2024-NQM1 Class A1
10/25/2064	5.608%	128,983	129,902
Cross Mortgage Trust(a),(g)
CMO Series 2025-H1 Class A1
02/25/2070	5.735%	89,255	90,320
CSMC Trust(a),(g)
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	205,752	212,542
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2021-3 Class A1
09/25/2066	1.241%	104,017	87,195
MFA Trust(a),(d)
CMO Series 2025-NQM3 Class A1
08/25/2070	5.261%	103,644	104,209
PRKCM Trust(a),(g)
CMO Series 2022-AFC2 Class A1
08/25/2057	5.335%	66,457	66,517
SG Residential Mortgage Trust(a),(g)
CMO Series 2021-1 Class A1
07/25/2061	1.160%	128,975	107,582
SG Residential Mortgage Trust(a),(d)
CMO Series 2022-2 Class A1
08/25/2062	5.353%	75,203	75,016
Total			873,283
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $848,914)			873,283

Put Option Contracts Purchased 0.0%
Value ($)
(Cost $20,245)	997

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(h),(i)	29,485	29,476
Total Money Market Funds (Cost $29,473)		29,476
Total Investments in Securities (Cost $75,416,398)		69,196,705
Other Assets & Liabilities, Net		(1,322,677)
Net Assets		$67,874,028
At September 30, 2025, securities and/or cash totaling $369,078 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
975,880 AUD	637,284 USD	Citi	10/02/2025	—	(8,455)
575,219 JPY	3,921 USD	Citi	10/02/2025	32	—
9,889 NZD	5,841 USD	Citi	10/02/2025	108	—
651,805 USD	993,000 AUD	Citi	10/02/2025	5,263	—
14,418 USD	20,000 CAD	Citi	10/02/2025	—	(47)
258,927 USD	221,546 EUR	Citi	10/02/2025	1,179	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
244,643 USD	208,162 EUR	Citi	10/02/2025	—	(250)
639,932 USD	473,257 GBP	Citi	10/02/2025	—	(3,448)
275,750 USD	477,000 NZD	Citi	10/02/2025	790	—
399,315 USD	3,761,000 SEK	Citi	10/02/2025	179	—
993,000 AUD	652,115 USD	Citi	11/04/2025	—	(5,273)
541,000 NZD	313,204 USD	Citi	11/04/2025	—	(865)
3,761,000 SEK	400,170 USD	Citi	11/04/2025	—	(229)
17,000 AUD	11,196 USD	Deutsche Bank	10/02/2025	—	(53)
1,550,389 CAD	1,128,245 USD	Deutsche Bank	10/02/2025	14,220	—
1,099,000 DKK	172,168 USD	Deutsche Bank	10/02/2025	—	(683)
85,000 EUR	99,990 USD	Deutsche Bank	10/02/2025	196	—
13,480,000 EUR	15,780,289 USD	Deutsche Bank	10/02/2025	—	(45,905)
10,440,322 GBP	14,109,694 USD	Deutsche Bank	10/02/2025	68,505	—
238,834,000 JPY	1,630,878 USD	Deutsche Bank	10/02/2025	15,880	—
470,000 NZD	276,196 USD	Deutsche Bank	10/02/2025	3,713	—
3,761,000 SEK	397,130 USD	Deutsche Bank	10/02/2025	—	(2,364)
1,047,025 USD	1,459,000 CAD	Deutsche Bank	10/02/2025	1,333	—
36,333 USD	50,000 CAD	Deutsche Bank	10/02/2025	—	(406)
172,477 USD	1,099,000 DKK	Deutsche Bank	10/02/2025	374	—
14,965,521 USD	12,763,840 EUR	Deutsche Bank	10/02/2025	19,866	—
342,288 USD	290,000 EUR	Deutsche Bank	10/02/2025	—	(1,813)
12,991,384 USD	9,666,000 GBP	Deutsche Bank	10/02/2025	8,419	—
396,942 USD	293,000 GBP	Deutsche Bank	10/02/2025	—	(2,886)
1,583,602 USD	235,442,000 JPY	Deutsche Bank	10/02/2025	8,460	—
19,036 AUD	12,622 USD	Deutsche Bank	11/04/2025	20	—
31,917 CAD	22,976 USD	Deutsche Bank	11/04/2025	2	—
1,459,000 CAD	1,048,680 USD	Deutsche Bank	11/04/2025	—	(1,471)
1,099,000 DKK	172,877 USD	Deutsche Bank	11/04/2025	—	(397)
74,849 EUR	88,121 USD	Deutsche Bank	11/04/2025	59	—
12,659,000 EUR	14,872,476 USD	Deutsche Bank	11/04/2025	—	(21,180)
174,596 GBP	235,085 USD	Deutsche Bank	11/04/2025	229	—
9,666,000 GBP	12,993,723 USD	Deutsche Bank	11/04/2025	—	(8,371)
235,442,000 JPY	1,589,113 USD	Deutsche Bank	11/04/2025	—	(8,913)
9,216 NZD	5,358 USD	Deutsche Bank	11/04/2025	8	—
69,000 USD	1,296,146 MXN	Deutsche Bank	12/17/2025	1,194	—
Total				150,029	(113,009)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	9	12/2025	AUD	1,020,165	—	(1,818)
Canadian Government 10-Year Bond	2	12/2025	CAD	244,920	329	—
Euro-Bund	3	12/2025	EUR	385,710	877	—
Long Gilt	8	12/2025	GBP	726,720	2,726	—
U.S. Treasury 5-Year Note	3	12/2025	USD	327,586	160	—
Total					4,092	(1,818)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(3)	12/2025	USD	(349,781)	—	(7,036)
U.S. Treasury 10-Year Note	(11)	12/2025	USD	(1,237,500)	3,090	—
U.S. Treasury 2-Year Note	(5)	12/2025	USD	(1,041,992)	—	(269)
U.S. Treasury Ultra 10-Year Note	(18)	12/2025	USD	(2,071,406)	14,944	—
U.S. Treasury Ultra Bond	(1)	12/2025	USD	(120,063)	—	(3,591)
Total					18,034	(10,896)

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2025 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
30-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	660,000	660,000	4.33	10/14/2025	9,358	56
U.S. Long Bond	UBS	USD	1,282,531	11	111.00	10/24/2025	10,048	859
USD Put/JPY Call	Citi	USD	373,000	373,000	150.00	11/20/2025	839	82
Total							20,245	997

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(192,500)	(192,500)	3.30	12/30/2025	(709)	(708)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(192,500)	(192,500)	4.00	12/30/2025	(697)	(697)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(3,204,000)	(3,204,000)	4.30	09/20/2027	(8,907)	(8,907)
U.S. Long Bond	UBS	USD	(1,282,531)	(11)	106.00	10/24/2025	(2,139)	(172)
Total							(11,743)	(9,776)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.589%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/29/2027	USD	840,000	6,904	—	—	6,904	—
TONA	Fixed rate of 0.998%	Receives Annually, Pays Annually	Goldman Sachs	03/12/2027	JPY	46,987,277	(84)	—	—	—	(84)
TONA	Fixed rate of 1.018%	Receives Annually, Pays Annually	Goldman Sachs	03/12/2027	JPY	106,524,855	(340)	—	—	—	(340)
TONA	Fixed rate of 1.027%	Receives Annually, Pays Annually	Goldman Sachs	03/12/2027	JPY	114,986,592	(428)	—	—	—	(428)
TONA	Fixed rate of 0.676%	Receives Annually, Pays Annually	Goldman Sachs	04/21/2027	JPY	45,849,057	1,020	—	—	1,020	—
TONA	Fixed rate of 0.683%	Receives Annually, Pays Annually	Goldman Sachs	04/21/2027	JPY	45,319,245	987	—	—	987	—
TONA	Fixed rate of 0.698%	Receives Annually, Pays Annually	Goldman Sachs	05/11/2027	JPY	36,190,189	800	—	—	800	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.915%	Receives at Maturity, Pays at Maturity	Goldman Sachs	05/12/2027	USD	805,000	(771)	—	—	—	(771)
TONA	Fixed rate of 0.869%	Receives Annually, Pays Annually	Goldman Sachs	06/09/2027	JPY	145,572,750	1,838	—	—	1,838	—
Fixed rate of 3.429%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	120,243	(183)	—	—	—	(183)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.803%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	USD	925,000	(480)	—	—	—	(480)
Fixed rate of 3.304%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	125,154	(596)	—	—	—	(596)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2025 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.284%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	122,700	(648)	—	—	—	(648)
Fixed rate of 3.317%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	245,163	(1,088)	—	—	—	(1,088)
Fixed rate of 3.230%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	340,000	(2,280)	—	—	—	(2,280)
Fixed rate of 3.204%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	340,000	(2,464)	—	—	—	(2,464)
Fixed rate of 3.255%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2027	GBP	204,740	(716)	—	—	—	(716)
Fixed rate of 1.007%	TONA	Receives Annually, Pays Annually	Goldman Sachs	09/11/2027	JPY	33,790,000	(271)	—	—	—	(271)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.924%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2027	USD	190,000	(222)	—	—	—	(222)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.176%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/07/2028	USD	280,000	6,170	—	—	6,170	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.275%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/28/2028	USD	115,000	2,226	—	—	2,226	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.547%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/03/2028	USD	775,000	10,182	—	—	10,182	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.707%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2029	USD	690,000	1,990	—	—	1,990	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.396%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/09/2029	USD	235,000	2,541	—	—	2,541	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.514%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	526,000	3,477	—	—	3,477	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.562%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	90,000	741	—	—	741	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.531%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	46,000	455	—	—	455	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.536%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	46,000	442	—	—	442	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.641%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	92,000	397	—	—	397	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.648%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	61,379	244	—	—	244	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.688%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	92,000	186	—	—	186	—

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2025 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.670%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	60,000	175	—	—	175	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.684%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	46,000	101	—	—	101	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.685%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	46,000	99	—	—	99	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.724%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	92,000	22	—	—	22	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.751%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2029	USD	75,000	(82)	—	—	—	(82)
UK Retail Price Index All Items Monthly	Fixed rate of 3.342%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	340,000	2,522	—	—	2,522	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.360%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	340,000	2,146	—	—	2,146	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.427%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	245,162	756	—	—	756	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.409%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	122,700	494	—	—	494	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.422%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	125,154	419	—	—	419	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.492%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	120,244	(12)	—	—	—	(12)
UK Retail Price Index All Items Monthly	Fixed rate of 3.369%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2029	GBP	204,740	870	—	—	870	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.538%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2029	USD	83,000	801	—	—	801	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.428%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2030	USD	118,167	1,165	—	—	1,165	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.429%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2030	USD	22,250	222	—	—	222	—
Fixed rate of 2.390%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2030	USD	340,000	(3,568)	—	—	—	(3,568)
UK Retail Price Index All Items Monthly	Fixed rate of 3.321%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	160,000	988	—	—	988	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.348%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	155,000	760	—	—	760	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.407%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	107,296	113	—	—	113	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2025 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.394%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	53,700	99	—	—	99	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.404%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	54,774	66	—	—	66	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.457%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	52,625	(103)	—	—	—	(103)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.689%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/17/2030	USD	330,000	196	—	—	196	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.702%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/22/2030	USD	94,000	7	—	—	7	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.348%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2030	GBP	89,604	232	—	—	232	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.632%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/09/2030	USD	274,000	616	—	—	616	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.790%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2033	GBP	410,000	(12,383)	—	—	—	(12,383)
UK Retail Price Index All Items Monthly	Fixed rate of 3.670%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2034	GBP	275,000	(10,125)	—	—	—	(10,125)
UK Retail Price Index All Items Monthly	Fixed rate of 3.615%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	175,000	(5,561)	—	—	—	(5,561)
Fixed rate of 2.020%	France CPI ex-Tobacco	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2035	EUR	85,000	1,510	—	—	1,510	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.058%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2035	EUR	85,000	(897)	—	—	—	(897)
Fixed rate of 3.273%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	52,626	166	—	—	166	—
Fixed rate of 3.244%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	53,700	13	—	—	13	—
Fixed rate of 3.242%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	54,774	—	—	—	—	—
Fixed rate of 3.241%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	107,296	(13)	—	—	—	(13)
Fixed rate of 3.211%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	155,000	(490)	—	—	—	(490)
Fixed rate of 3.199%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	160,000	(780)	—	—	—	(780)
TONA	Fixed rate of 1.298%	Receives Annually, Pays Annually	Goldman Sachs	08/13/2035	JPY	7,300,493	808	—	—	808	—

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2025 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
TONA	Fixed rate of 1.299%	Receives Annually, Pays Annually	Goldman Sachs	08/13/2035	JPY	7,256,730	800	—	—	800	—
TONA	Fixed rate of 1.292%	Receives Annually, Pays Annually	Goldman Sachs	08/13/2035	JPY	4,049,777	464	—	—	464	—
Fixed rate of 3.203%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2035	GBP	89,604	(236)	—	—	—	(236)
Fixed rate of 2.030%	TONA	Receives Annually, Pays Annually	Goldman Sachs	08/12/2045	JPY	2,544,802	(277)	—	—	—	(277)
Fixed rate of 2.036%	TONA	Receives Annually, Pays Annually	Goldman Sachs	08/12/2045	JPY	4,066,000	(413)	—	—	—	(413)
Fixed rate of 2.036%	TONA	Receives Annually, Pays Annually	Goldman Sachs	08/12/2045	JPY	4,089,198	(417)	—	—	—	(417)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.233%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2055	EUR	39,930	75	—	—	75	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.236%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2055	EUR	30,402	31	—	—	31	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.238%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2055	EUR	30,401	18	—	—	18	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.240%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2055	EUR	20,267	(3)	—	—	—	(3)
Total							11,423	—	—	57,354	(45,931)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	2.200%
France CPI ex-Tobacco	Consumer Price Index Excluding Tobacco	1.240%
TONA	Tokyo Overnight Average Rate	0.477%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	3.800%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	3.010%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $30,033,521, which represents 44.25% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2025.
(c)	Represents a security purchased on a when-issued basis.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(h)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(i)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	1,136,943	9,569,521	(10,676,997)	9	29,476	(21)	7,475	29,485
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund  | 2025

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3QT7029_12_D01_(11/25)